Equity (Details - Warrant activity) - Warrant [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning balance | shares	9,530,000
Weighted-average exercise price per share, beginning balance | $ / shares	$ 0.50
Warrants granted | shares	466,970,000
Weighted-average exercise price per share, warrants granted | $ / shares	$ 0.01
Warrants exercised | shares	0
Weighted-average exercise price per share, warrants exercised | $ / shares	$ 0
Warrants forfeited | shares	0
Weighted-average exercise price per share, warrants forfeited | $ / shares	$ 0
Warrants expired | shares	0
Weighted-average exercise price per share, warrants expired | $ / shares	$ 0
Warrants outstanding, ending balance | shares	476,500,000
Weighted-average exercise price per share, ending balance | $ / shares	$ 0.01